                                 FAIRPORT FUNDS
                        Charting A Course You Can Trust(SM)



                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS


                          * Fairport Midwest Growth Fund

                          * Fairport Growth and Income Fund

                          * Fairport Government Securities Fund


                                 April 30, 1997


Advised by
ROULSTON & COMPANY, INC.

FAIRPORT FUNDS                               SEMI-ANNUAL REPORT TO SHAREHOLDERS
-------------------------------------------------------------------------------

                                                                    May 28, 1997




Dear Shareholder:

We are pleased to issue the financial report on the Fairport Funds for the six months ended April 30, 1997.

The Fairport Midwest Growth Fund gained 8.92% during the period, while the Fairport Growth and Income Fund gained 14.06%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained 14.71%. The Fairport Government Securities Fund gained 0.85% during the period while the Merrill Lynch Treasury Bond Index increased by 1.78%.

During the six months ended April 30, 1997, the economy grew strongly across a broad front. The anticipated continued growth in capital spending and exports was augmented by stronger than expected consumer demand and construction spending.

While some slowing of this fast pace is evident, the pace of economic activity is vigorous and proceeding without any measurable signs of the excesses that would suggest concern. Corporate profitability and favorable cash flow trends support our optimistic view of the economy and financial markets in the months ahead.

In the commentary that follows on each of the Funds, you will note a common theme that has long been a hallmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.



/s/ Scott D. Roulston                                /s/ Joseph A. Harrison

Scott D. Roulston                                    Joseph A. Harrison
President                                            Director of Investments

FAIRPORT FUNDS                                      INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------


FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund indices.

    FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   [CHART]

    AVERAGE ANNUAL TOTAL RETURN*

1 Year ....................... 10.97%
Since Inception .............. 17.24%

* For period ending 4/30/97


           Fairport Midwest                Lipper Growth     Standard & Poor's
              Growth Fund                   Fund Index        500 Stock Index
7/1/93         $10,000                       $10,000             $10,000
7/93            10,200                         9,988               9,970
10/93           11,090                        10,653              10,480
1/94            11,730                        11,088              10,497
4/94            11,847                        10,479              10,100
7/94            11,796                        10,457              10,482
10/94           12,298                        10,871              10,880
1/95            12,222                        10,587              10,914
4/95            13,327                        11,631              12,019
7/95            14,950                        13,127              13,207
10/95           14,532                        13,478              13,750
1/96            14,514                        14,271              15,127
4/96            16,584                        14,989              15,641
7/96            15,785                        14,292              15,385
10/96           16,897                        16,255              17,047
1/97            18,638                        17,301              19,107
4/97            18,404                        17,103              19,563

                             Past performance is no guarantee of future results.



Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

Internal changes that would be significant might include:

* An internal change in management H A strategic decision to change the business focus of the company or a sector of the company that could include an acquisition or divestiture

*    The development of an important new product or service

* Adoption of new operating methods or systems that could positively impact profitability and cash flow.

Significant external changes might include:

*    A new CEO or other important manager brought in from outside the company

* A structural change such as a consolidation or bankruptcy in an important customer industry

* A significant change in the competitive environment caused by a new entrant into the market, a new product introduced by a competitor or a dramatic change in product pricing or costs

*    The development of a new technology that could impact the industry.

While the above lists are far from inclusive, they provide some examples of the type of changes our research process attempts to identify and analyze.

The continued domestic economic expansion and international economic recovery should benefit well-positioned Midwest companies in the year ahead. Some risk of cost increases, particularly labor, places increasing importance on continued productivity gains. It is an environment in which management skill and flexibility will be essential. Our research process will continue to focus on identifying those skills and opportunities.

FAIRPORT FUNDS
--------------------------------------------------------------------------------


FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund indices.

  FAIRPORT GROWTH AND INCOME FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   [CHART]

    AVERAGE ANNUAL TOTAL RETURN*

1 Year ....................... 21.33%
Since Inception .............. 15.13%

* For period ending 4/30/97


             Fairport Growth               Lipper Growth       Standard & Poor's
             and Income Fund            and Income Fund Index   500 Stock Index
7/1/93         $10,000                        $10,000              $10,000
7/93            10,030                         10,054                9,970
10/93           10,398                         10,606               10,480
1/94            10,894                         11,051               10,862
4/94            10,682                         10,478               10,241
7/94            10,900                         10,677               10,482
10/94           10,889                         10,941               10,880
1/95            10,940                         10,778               10,914
4/95            11,746                         11,759               12,019
7/95            12,541                         12,799               13,207
10/95           12,780                         13,125               13,750
1/96            14,075                         14,314               15,127
4/96            14,149                         14,980               15,641
7/96            13,749                         14,540               15,305
10/96           15,051                         17,004               17,???
1/97            16,558                         17,590
4/97            17,167                         17,753

                             Past performance is no guarantee of future results.


Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two technology companies that typify our investment approach are Dallas Semiconductor and AVX Corporation. Both companies suffered in the sharp correction that affected the sector last summer and fall. Our research was able to identify strong operating and market position characteristics that indicated a very favorable earnings outlook for both companies that was not reflected in either company's valuation.

Currently, the fund is diversified among 35 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those com-panies that present a favorable earnings outlook at prices that offer good value.

                                                     INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------


FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond and Merrill Lynch Intermediate Treasury Bond Indices*.

FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   [CHART]

    AVERAGE ANNUAL TOTAL RETURN*

1 Year .......................  5.28%
Since Inception ..............  3.87%

* For period ending 4/30/97


                                   Lehman Brothers       Merrill Lynch
          Fairport Government       Intermediate         Intermediate
            Securities Fund      Treasury Bond Index   Treasury Bond Index
7/1/93         $10,000                  $10,000               $10,000
7/93            10,000                   10,019
10/93           10,304                   10,236
1/94            10,346                   10,328
4/94             9,649                    9,972
7/94             9,748                   10,118
10/94            9,558                   10,067
1/95             9,733                   10,215
4/95            10,170                   10,588
7/95            10,628                   10,963
10/95           10,968                   11,249
1/96            11,350                   11,599                11,618
4/96            10,989                   11,386                11,396
7/96            11,093                   11,527                11,537
10/96           11,471                   11,882                11,886
1/97            11,545                   12,004                12,012
4/97            11,569                   12,085                12,098

                             Past performance is no guarantee of future results.

*The Fund has selected the Merrill Lynch Intermediate Treasury Bond Index to replace the Lehman Brothers Intermediate Treasury Bond Index as the Fund's proper benchmark because the Merrill Lynch Intermediate Treasury Bond Index is considered a widely used and appropriate index and information about such index is more readily available to the Fund.

In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

During the past six months interest rates rose 1/2% as the stronger than expected economy prompted renewed fears of inflation and the prospective tight-ening of monetary conditions by the Federal Reserve Bank. In fact, the monetary authorities did raise short-term rates by 1/4% to alert the markets to their concerns. As the period ended there were signs that the economy was slowing somewhat and that inflation remained firmly in control. Our outlook calls for a more favorable environment for the bond market.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND                                                                  April 30, 1997
============================================================================================================
(Unaudited)                                                                     Shares               Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.33%

CAPITAL GOODS-17.69%
Applied Industrial Technologies, Inc. ...................................      78,750         $   2,490,469
GATX Corp. ..............................................................      41,000             2,244,750
Harnischfeger Industries, Inc. ..........................................      50,000             2,081,250
Kennametal, Inc. ........................................................      50,000             1,800,000
Park-Ohio Industries, Inc.* .............................................     100,509             1,218,671
Perceptron, Inc.* .......................................................      55,500             1,567,875
                                                                                              -------------
                                                                                                 11,403,015
------------------------------------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT-2.94%
Allen Telecom, Inc.* ....................................................     110,000             1,897,500
------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-6.08%
OfficeMax, Inc.*. .......................................................     150,000             1,856,250
Royal Appliance Manufacturing Co.* ......................................     300,000             2,062,500
                                                                                              -------------
                                                                                                  3,918,750
------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES-24.17%
Bob Evans Farms, Inc. ...................................................     150,000             1,987,500
Consolidated Stores Corp.* ..............................................      68,375             2,735,000
Deluxe Corp. ............................................................      70,000             2,143,750
Federated Department Stores, Inc.* ......................................      70,000             2,380,000
Rite Aid Corp. ..........................................................      72,000             3,312,000
Worthington Foods, Inc. .................................................     160,000             3,020,000
                                                                                              -------------
                                                                                                 15,578,250
------------------------------------------------------------------------------------------------------------

ENERGY-4.60%
Belden & Blake Corp.* ...................................................     115,100             2,963,825
------------------------------------------------------------------------------------------------------------

FINANCE-17.05%
First Bank System, Inc. .................................................      33,000             2,532,750
First Empire State Corp. ................................................       8,000             2,576,000
Norwest Corp. ...........................................................      60,000             2,992,500
Star Banc Corp. .........................................................      68,000             2,890,000
                                                                                              -------------
                                                                                                 10,991,250
------------------------------------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                                                                Shares               Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)

HEALTH CARE-9.00%
Patterson Dental Co.* ...................................................      75,000         $   2,512,500
Stryker Corp ............................................................     100,000             3,287,500
                                                                                              -------------
                                                                                                  5,800,000
------------------------------------------------------------------------------------------------------------

MATERIALS/SERVICES-14.06%
Armco, Inc.* ............................................................     500,000             1,750,000
Durco International, Inc. ...............................................      55,800             1,388,025
Figgie International, Inc., Class A* ....................................     180,000             2,137,500
Reynolds & Reynolds Co., Class A ........................................      91,000             1,888,250
A. Schulman, Inc. .......................................................     100,000             1,900,000
                                                                                              -------------
                                                                                                  9,063,775
------------------------------------------------------------------------------------------------------------

TECHNOLOGY-2.74%
Methode Electronics, Inc., Class A ......................................     125,000            1,765,625
------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $49,353,830) ..................................                       63,381,990
------------------------------------------------------------------------------------------------------------



                                                                             Principal
                                                                               Amount
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.72% (COST $1,112,000)

UMB Bank, U.S. Treasury Note, $1,139,000 par, 5.875% coupon,
   due 03/31/99, dated 04/30/97, to be sold on 05/01/97 at $1,112,156 ...  $ 1,112,000            1,112,000
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.05% (COST $50,465,830**) ..........................                        64,493,990
                                                                                              -------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.05)% ..................                           (33,086)
                                                                                              -------------

NET ASSETS-100.00% ......................................................                      $ 64,460,904
                                                                                               ============
============================================================================================================

* Non-income producing security

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND                                                                April 30,1997
============================================================================================================
(Unaudited)                                                                     Shares                Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.86%

AEROSPACE/DEFENSE-2.67%
Boeing Co. ..............................................................      7,000             $   690,375
------------------------------------------------------------------------------------------------------------

CAPITAL GOODS-20.59%
Baldor Electric Co. .....................................................     30,000                 768,750
Emerson Electric Co. ....................................................     14,000                 710,500
GATX Corp. ..............................................................     15,000                 821,250
General Electric Co. ....................................................      7,100                 787,213
Harnischfeger Industries, Inc. ..........................................     17,000                 707,625
Kennametal, Inc. ........................................................     20,000                 720,000
Teleflex, Inc. ..........................................................     14,000                 808,500
                                                                                                 -----------
                                                                                                   5,323,838
------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-5.78%
Leggett & Platt, Inc. ...................................................     22,000                 764,500
TRW, Inc. ...............................................................     14,000                 729,750
                                                                                                 -----------
                                                                                                   1,494,250
------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES-22.49%
Bob Evans Farms, Inc. ...................................................     40,000                 530,000
Carnival Corp., Class A .................................................     20,000                 737,500
Claire's Stores, Inc. ...................................................     44,000                 841,500
Deluxe Corp. ............................................................     20,000                 612,500
Richfood Holdings, Inc. .................................................     22,000                 448,250
Rite Aid Corp. ..........................................................     18,000                 828,000
Sara Lee Corp. ..........................................................     18,000                 756,000
Stanhome, Inc. ..........................................................     22,000                 665,500
Viad Corp. ..............................................................     26,000                 396,500
                                                                                                 -----------
                                                                                                   5,815,750
------------------------------------------------------------------------------------------------------------

FINANCE-15.75%
American International Group, Inc. ......................................      7,000                 899,500
First Bank System, Inc. .................................................      8,800                 675,400
First Empire State Corp. ................................................      2,700                 869,400
National City Corp. .....................................................     16,000                 780,000
Norwest Corp. ...........................................................     17,000                 847,875
                                                                                                 -----------
                                                                                                   4,072,175
------------------------------------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                Shares                Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)

HEALTH CARE-5.10%
Baxter International, Inc. ..............................................     10,000            $    478,750
Beckman Instruments, Inc. ...............................................     20,000                 840,000
                                                                                               -------------
                                                                                                   1,318,750
------------------------------------------------------------------------------------------------------------

MATERIALS/SERVICES-6.82%
Cabot Corp. .............................................................     26,000                 572,000
Ferro Corp. .............................................................     20,000                 622,500
A. Schulman, Inc. .......................................................     30,000                 570,000
                                                                                               -------------
                                                                                                   1,764,500
------------------------------------------------------------------------------------------------------------

TECHNOLOGY-15.82%
Avnet, Inc. .............................................................     13,000                 791,375
AVX Corp. ...............................................................     34,000                 760,750
Dallas Semiconductor Corp. ..............................................     26,000                 949,000
Harris Corp. ............................................................     11,000                 940,500
Methode Electronics, Inc., Class A ......................................     46,000                 649,750
                                                                                               -------------
                                                                                                   4,091,375
------------------------------------------------------------------------------------------------------------

UTILITIES-2.84%
GTE Corp. ...............................................................     16,000                 734,000
------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $18,532,683) ..................................                         25,305,013
------------------------------------------------------------------------------------------------------------



                                                                            Principal
                                                                             Amount
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.15% (COST $557,000)

UMB Bank, U.S. Treasury Note, $570,000 par, 5.875% coupon,
   due 03/31/99, dated 04/30/97, to be sold on 05/01/97 at $557,078 .....  $    557,000             557,000
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.01% (COST $19,089,683**) ..........................                        25,862,013
                                                                                               -------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.01)% ..................                            (3,695)
                                                                                               -------------

NET ASSETS-100.00% ......................................................                      $ 25,858,318
                                                                                               =============
============================================================================================================

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.

FAIRPORT FUNDS                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND                                                           April 30, 1997
============================================================================================================
                                                                             Principal
(Unaudited)                                                                    Amount                 Value
------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 99.24%

U.S. TREASURY NOTES
5.500%, 04/15/00 ........................................................   $ 1,000,000         $    975,810
5.625%, 02/28/01 ........................................................     1,000,000              970,350
6.625%, 03/31/02 ........................................................       250,000              250,392
6.250%, 02/15/03 ........................................................       700,000              688,170
5.875%, 02/15/04 ........................................................     1,600,000            1,530,240
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-99.24% (COST $4,508,088**) ............................                          4,414,962
                                                                                                 -----------
CASH AND OTHER ASSETS NET OF LIABILITIES-0.76% ..........................                             33,730
                                                                                                 -----------
NET ASSETS-100.00% ......................................................                        $ 4,448,692
                                                                                                 ===========
============================================================================================================

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.

FAIRPORT FUNDS                             STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                               April 30, 1997
=============================================================================================================================
                                                                FAIRPORT MIDWEST       FAIRPORT GROWTH    FAIRPORT GOVERNMENT
(Unaudited)                                                       GROWTH FUND          AND INCOME FUND      SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at value (cost $50,465,830,
   $19,089,683 and $4,508,088, respectively) ..................   $ 64,493,990          $ 25,862,013         $  4,414,962
Cash ..........................................................         37,312                   935                2,875
Receivable for capital stock sold .............................         17,947                40,181                    0
Dividends and interest receivable .............................         17,065                14,224               41,954
Reimbursement due from Adviser ................................         11,248                 6,157                6,868
Deferred organizational costs (Note A) ........................          9,328                 9,328                9,328
Other assets ..................................................         10,872                 4,378                  947
                                                                  ------------          ------------         ------------
       Total assets ...........................................     64,597,762            25,937,216            4,476,934
                                                                  ------------          ------------         ------------

Liabilities
Payable for capital stock redeemed ............................         61,101                20,308                    0
Payable for securities purchased ..............................              0                23,000                    0
Accrued expenses ..............................................         75,757                35,590                9,403
Distributions payable .........................................              0                     0               18,839
                                                                  ------------          ------------         ------------
      Total liabilities .......................................        136,858                78,898               28,242
                                                                  ------------          ------------         ------------

Net Assets
Applicable to 4,104,763, 1,729,470
   and 463,731 shares outstanding, respectively ...............   $ 64,460,904          $ 25,858,318         $  4,448,692
                                                                  ============          ============         ============

Net Assets Consist of
Capital paid-in ...............................................   $ 49,290,852          $ 17,625,555         $  4,635,390
Undistributed (distributions in excess of) net investmentincome        (43,030)               21,023                    0
Accumulated net realized gain (loss) on investments ...........      1,184,922             1,439,410              (93,572)
Net unrealized appreciation (depreciation) on investments .....     14,028,160             6,772,330              (93,126)
                                                                  ------------          ------------         ------------
                                                                  $ 64,460,904          $ 25,858,318         $  4,448,692
                                                                  ============          ============         ============

Net Asset Value, Offering and
   Redemption Price Per Share .................................   $      15.70          $      14.95         $       9.59
                                                                  ============          ============         ============

===========================================================================================================================

See accompanying notes to financial statements.

FAIRPORT FUNDS                                          STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     For the Six Months Ended April 30, 1997
==============================================================================================================
                                                      FAIRPORT MIDWEST    FAIRPORT GROWTH  FAIRPORT GOVERNMENT
(Unaudited)                                             GROWTH FUND       AND INCOME FUND    SECURITIES FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ............................................  $   358,272          $  243,646       $       0
Interest .............................................       68,582              13,110         143,509
                                                        -----------         -----------       ----------
      Total investment income ........................      426,854             256,756         143,509
                                                        -----------         -----------       ----------

EXPENSES
Investment advisory fees (Note B) ....................      231,921              92,366            6,029
Distribution expenses (Note B) .......................       76,550              30,387            5,973
Administration fees ..................................       38,964              15,713            3,688
Transfer agent fees ..................................       24,515              17,167           13,260
Legal fees ...........................................       19,836              10,241            3,224
Pricing fees .........................................       19,629              13,058           12,584
Registration expenses ................................       19,588              13,041            9,323
Custodian fees .......................................       13,788               8,690            2,659
Printing fees ........................................       12,149               4,712            1,363
Auditing fees ........................................       11,238               4,512            1,109
Insurance fees .......................................       10,986               4,487            1,024
Trustees fees ........................................        7,933               3,184              784
Amortization of organizational costs (Note A) ........        1,540               1,540            1,540
Miscellaneous expenses ...............................        2,073                 955              347
                                                        -----------         -----------       ----------
      Total expenses .................................      490,710             220,053           62,907
                                                        -----------         -----------       ----------

Expenses reimbursed (Note B) .........................      (64,429)            (35,601)         (41,237)
                                                        -----------         -----------       ----------
      Net expenses ...................................      426,281             184,452           21,670
                                                        -----------         -----------       ----------

NET INVESTMENT INCOME ................................          573              72,304          121,839
                                                        -----------         -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments .....................    1,217,261           1,437,851           15,341
Net change in unrealized appreciation
   (depreciation) on investments .....................    3,887,858           1,706,258          (93,194)
                                                        -----------         -----------       ----------
Net realized and unrealized gain
   (loss) on investments .............................    5,105,119           3,144,109          (77,853)
                                                        -----------         -----------       ----------

Increase in Net Assets from Operations ...............  $ 5,105,692         $ 3,216,413       $   43,986
                                                        ===========         ===========       ==========
===========================================================================================================================


See accompanying notes to financial statements.

FAIRPORT FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


====================================================================================================================================
                                                  Fairport Midwest            Fairport Growth             Fairport Government
                                                    Growth Fund               and Income Fund               Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                             Six Months        Year        Six Months        Year        Six Months        Year
                                                Ended          Ended          Ended          Ended          Ended          Ended
                                               4/30/97       10/31/96        4/30/97       10/31/96        4/30/97       10/31/96
                                             (unaudited)                   (unaudited)                   (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income .....................  $       573    $    82,618    $    72,304    $   224,711    $   121,839    $   367,629
Net realized gain (loss) on investments ...    1,217,261      4,515,778      1,437,851      1,856,970         15,341        (97,666)
Net change in unrealized appreciation
   (depreciation) on investments ..........    3,887,858      3,805,220      1,706,258      1,863,728        (93,194)        (3,304)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase in net assets ....................    5,105,692      8,403,616      3,216,413      3,945,409         43,986        266,659
                                             -----------    -----------    -----------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ................      (33,176)       (91,013)       (86,998)      (254,673)      (121,839)      (405,004)
From net realized gains ...................   (4,293,833)      (774,801)      (178,762)             0              0
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total distributions .......................   (4,327,009)      (865,814)      (433,435)      (121,839)      (405,004)
                                             -----------    -----------    -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .................    6,009,359     11,742,064      1,646,891      4,811,561        359,279      1,737,076
Reinvestment of dividends .................    4,299,160        857,142      1,916,279        383,496        100,837        309,367
Amount paid for repurchase of shares ......   (3,824,215)   (12,346,785)    (2,048,188)    (8,718,184)    (1,685,871)    (4,802,614)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) from capital
   transactions ...........................    6,484,304        252,421      1,514,982     (3,523,127)    (1,225,755)    (2,756,171)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total increase (decrease) in net assets ...    7,262,987      7,790,223      2,787,465        (11,153)    (1,303,608)    (2,894,516)

NET ASSETS
Beginning of period .......................   57,197,917     49,407,694     23,070,853     23,082,006      5,752,300      8,646,816
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of period .............................  $64,460,904    $57,197,917    $25,858,318    $23,070,853    $ 4,448,692    $ 5,752,300
                                             ===========    ===========    ===========    ===========    ===========    ===========

Accumulated undistributed (distributions in
   excess of) net investment income includ-
   ed in net assets at end of period ......  $   (43,030)   $   (10,427)   $    21,023    $    35,717    $         0    $         0
                                             -----------    -----------    -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS
Shares sold ...............................      379,678        815,058        112,593        361,212         37,261        177,063
Shares issued on reinvestment
   of dividends ...........................      278,804         62,134        135,618         28,972         10,405         31,864
Shares repurchased ........................     (242,867)      (835,517)      (140,803)      (646,096)      (173,798)      (498,079)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) from capital
   transactions ...........................      415,615         41,675        107,408       (255,912)      (126,132)      (289,152)
                                             ===========    ===========    ===========    ===========    ===========    ===========
===========================================================================================================================


See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                FAIRPORT MIDWEST GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                        Six Months      Year        Year        Year       Period
                                                          Ended         Ended       Ended       Ended       Ended
                                                         4/30/97       10/31/96    10/31/95    10/31/94    10/31/93(1)
                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD .................   $ 15.50       $ 13.55     $ 12.27     $ 11.07     $ 10.00
                                                         -------       -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................      0.00          0.02        0.04        0.02        0.01
Net realized and unrealized gain (loss) on investments      1.36          2.16        2.04        1.19        1.07
                                                         -------       -------     -------     -------     -------
      Total from investment operations ...............      1.36          2.18        2.08        1.21        1.08
                                                         -------       -------     -------     -------     -------

LESS DISTRIBUTIONS
From net investment income ...........................     (0.01)        (0.03)      (0.04)      (0.01)      (0.01)
From realized capital gains ..........................     (1.15)        (0.20)      (0.76)       0.00        0.00
                                                         -------       -------     -------     -------     -------
      Total distributions ............................     (1.16)        (0.23)      (0.80)      (0.01)      (0.01)
                                                         -------       -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .......................   $ 15.70       $ 15.50     $ 13.55     $ 12.27     $ 11.07
                                                         -------       -------     -------     -------     -------
TOTAL RETURN .........................................      8.92%**      16.28%      18.17%      10.89%      10.90%**
                                                         =======       =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................   $64,461       $57,198     $49,408     $29,688     $ 9,870
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......      1.59%*        1.69%       1.57%       1.54%       2.89%*
   after reimbursement of expenses by Adviser ........      1.38%*        1.38%       1.41%       1.45%       1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......     (0.21%)*      (0.16%)      0.14%       0.08%      (1.11%)*
   after reimbursement of expenses by Adviser ........      0.00%*        0.15%       0.29%       0.17%       0.28%*
Portfolio turnover ...................................     29.30%        58.01%      46.51%      77.57%       0.00%
Average commission rate paid .........................   $0.0493       $0.0600       N/A         N/A         N/A
=======================================================================================================================

* Annualized

**Not annualized

N/A Not applicable; disclosure not required

(1) The Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund commenced operations on July 1, 1993.

    See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      FAIRPORT GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
                                                        Six Months      Year        Year        Year       Period
                                                          Ended         Ended       Ended       Ended       Ended
                                                         4/30/97       10/31/96    10/31/95    10/31/94    10/31/93(1)
                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD .................   $ 14.22       $ 12.29     $ 10.68     $ 10.36     $ 10.00
                                                         -------       -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................      0.04          0.13        0.15        0.14        0.04
Net realized and unrealized gain (loss) on investments      1.89          2.04        1.68        0.35        0.36
                                                         -------       -------     -------     -------     -------
      Total from investment operations ...............      1.93          2.17        1.83        0.49        0.40
                                                         -------       -------     -------     -------     -------

LESS DISTRIBUTIONS
From net investment income ...........................     (0.05)        (0.14)      (0.12)      (0.14)      (0.04)
From realized capital gains ..........................     (1.15)        (0.10)      (0.10)      (0.03)       0.00
                                                         -------       -------     -------     -------     -------
      Total distributions ............................     (1.20)        (0.24)      (0.22)      (0.17)      (0.04)
                                                         -------       -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .......................   $ 14.95       $ 14.22     $ 12.29     $ 10.68     $ 10.36
                                                         -------       -------     -------     -------     -------
TOTAL RETURN .........................................     14.06%**      17.77%      17.36%       4.72%       3.98%**
                                                         =======       =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................   $25,858       $23,071     $23,082     $18,177     $ 8,716
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......      1.79%*        1.83%       1.79%       1.72%       2.79%*
   after reimbursement of expenses by Adviser ........      1.50%*        1.50%       1.50%       1.50%       1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......      0.30%*        0.58%       0.98%       1.20%       0.10%*
   after reimbursement of expenses by Adviser ........      0.59%*        0.91%       1.26%       1.42%       1.39%*
Portfolio turnover ...................................     25.29%        34.02%      13.36%      35.16%       4.18%
Average commission rate paid .........................   $0.0600       $0.0591       N/A         N/A         N/A
=======================================================================================================================

                                                                   FAIRPORT GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
                                                        Six Months      Year        Year        Year       Period
                                                          Ended         Ended       Ended       Ended       Ended
                                                         4/30/97       10/31/96    10/31/95    10/31/94    10/31/93(1)
                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD .................   $  9.75       $  9.84     $  9.03     $ 10.20     $ 10.00
                                                         -------       -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ................................      0.24          0.49        0.49        0.43        0.15
Net realized and unrealized gain (loss) on investments     (0.16)        (0.05)       0.81       (1.17)       0.16
                                                         -------       -------     -------     -------     -------
      Total from investment operations ...............      0.08          0.44        1.30       (0.74)       0.31
                                                         -------       -------     -------     -------     -------

LESS DISTRIBUTIONS
From net investment income ...........................     (0.24)        (0.53)      (0.49)      (0.42)      (0.11)
From realized capital gains ..........................      0.00          0.00        0.00       (0.01)       0.00
                                                         -------       -------     -------     -------     -------
      Total distributions ............................     (0.24)        (0.53)      (0.49)      (0.43)      (0.11)
                                                         -------       -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .......................   $  9.59       $  9.75     $  9.84     $  9.03     $ 10.20
                                                         -------       -------     -------     -------     -------
TOTAL RETURN .........................................      0.85%**       4.58%      14.76%      (7.24%)      3.04%**
                                                         =======       =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................   $ 4,449       $ 5,752     $ 8,647     $ 7,614     $ 5,829
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......      2.61%*        2.05%       2.16%       1.80%       2.78%*
   after reimbursement of expenses by Adviser ........      0.90%*        0.90%       0.90%       0.90%       0.90%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......      3.34%*        3.78%       3.89%       3.88%       2.29%*
   after reimbursement of expenses by Adviser ........      5.05%*        4.93%       5.16%       4.78%       4.17%*
Portfolio turnover ...................................      5.26%        21.23%       1.28%      24.14%      24.53%
Average commission rate paid .........................     N/A           N/A         N/A         N/A         N/A
=======================================================================================================================

FAIRPORT FUNDS
--------------------------------------------------------------------------------
(Unaudited)                                                      April 30, 1997


NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:

Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conform-ity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institu-tions deemed to be creditworthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized by the Funds will be distributed annually.

(6) DEFERRED ORGANIZATIONAL COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.


NOTE (B) RELATED PARTY TRANSACTIONS:

The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Prior to the effective date of the Reorganization, Roulston served as the investment adviser to each of the Acquired Funds. For such services, Roulston received an advisory fee from the Acquired Funds at the following annual rates:
1.00% of the value of each of the Midwest Growth Fund's and the Growth and Income Fund's average daily net assets up to $100 million, 0.75% of each such Fund's assets over $100 million; and 0.50% of the value of the Government Fund's average daily net assets up to $100 million, 0.375% of the average daily net assets from $100 million to $200 million, and 0.25% of the average daily net assets of such Fund over $200 million.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution Agreement and Shareholder Service Plan dated January 20, 1995 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Fairport Investments which is a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

FAIRPORT FUNDS                             NOTES TO FINANCIAL STATEMENTS (CONT.)
--------------------------------------------------------------------------------
(Unaudited)

In addition, the Board of Trustees of the Trust adopted certain procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the Act pursuant to which the Distributor was permitted to execute certain portfolio transactions as broker on behalf of the Funds. In connection with such brokerage transactions, Roulston as the investment adviser, could determine to use the Distributor if such use would likely result in commissions, fees or other renumeration and prices for and execution of securities transactions at least as favorable to such Fund as those likely to be derived from other qualified brokers. Such procedures were in place and used during the fiscal year ended October 31, 1996 until February 12, 1996, and have not been used since that date.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue at least through October 31, 1997, to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively.

Information regarding these transactions is as follows for the six month period ended April 30, 1997:

                                             MIDWEST     GROWTH AND
                                             GROWTH        INCOME      GOVERNMENT
                                              FUND          FUND          FUND
---------------------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before fee waiver ...............      $231,921      $ 92,366      $  6,029
Fees waived ..........................        64,429        35,601         6,029
RULE 12B-1 FEES:
Fees before fee waiver ...............        76,550        30,387         5,973
Fees waived ..........................             0             0             0
Other expenses
  reimbursed .........................             0             0        35,208
---------------------------------------------------------------------------------


Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees served without direct compensation from the Trust.


NOTE (C) INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities (excluding short-term securities) for the six month period ended April 30, 1997 were:

                                                                   PROCEEDS
                                                 PURCHASES        FROM SALES
-----------------------------------------------------------------------------
Midwest Growth Fund ........................   $ 22,600,554     $ 17,563,993
Growth and Income Fund .....................      7,183,219        6,094,648
Government Fund ............................        249,375        1,320,656
-----------------------------------------------------------------------------

NOTE (D) UNREALIZED APPRECIATION
AND DEPRECIATION:

At April 30, 1997, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                                    NET
                                   GROSS            GROSS        UNREALIZED
                                 UNREALIZED       UNREALIZED    APPRECIATION/
                                APPRECIATION    (DEPRECIATION) (DEPRECIATION)
                                    (000)            (000)         (000)
-----------------------------------------------------------------------------
Midwest Growth Fund                $ 15,611       $ (1,583)      $ 14,028
Growth and Income Fund                7,041           (269)         6,772
Government Fund                           1            (94)           (93)
-----------------------------------------------------------------------------

[FAIRPORT FUNDS LOGO]
4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

DIRECTORS:
Thomas V. Chema
David H. Gunning
Scott D. Roulston
Ivan Winfield

OFFICERS:
Scott D. Roulston, President
Michele R. Fogarty, Secretary and Treasurer

ADVISER:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

DISTRIBUTOR:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

ADMINISTRATOR & TRANSFER AGENT:
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL:
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

INDEPENDENT PUBLIC ACCOUNTANTS:
Ernst & Young, LLP
1300 Huntington Building
925 Euclid Avenue
Cleveland, Ohio 44115-1405



For information, call 1-800-332-6459


Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.